Submission	Oct. 17, 2025
Submission [Line Items]
Central Index Key	0000027367
Registrant Name	DAXOR CORPORATION
Registration File Number	333-281622
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A